Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018	Dec. 31, 2019 CNY (¥)
Disclosure of contingent liabilities [line items]
Litigations and customs tax guarantee	$ 1.7
Patent license agreements and development contracts of intellectual property, contract amount	10.8
Royalties and development fees not yet recognized	1.4
Construction contracts, amount	2.0
Construction contracts not yet recognized	$ 0.4
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of contingent liabilities [line items]
Amount of investment in subsidiaries | ¥			¥ 8.3
Ownership interest in subsidiary	65.22%	65.22%
Financial liability recognized in other noncurrent liabilities for the purchase from the other investors of their investments | ¥			¥ 4.9
Machinery and equipment [member]
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit for importing machinery and equipment	$ 0.1